Income Taxes - Deferred tax assets (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 107,979,000	$ 133,537,000	$ 107,979,000
Gross deferred tax asset	114,881,000	142,460,000	114,881,000
Valuation allowance	(113,276,000)	(139,562,000)	(113,276,000)
Net deferred tax asset	1,605,000	2,898,000	1,605,000
Unrecognized tax position	0	0	0
Accrued interest and penalties	0	0	0
AMCI ACQUISITION CORP. II
Components of Deferred Tax Assets [Abstract]
Start-up/Organization costs	210,307	305,401	210,307
Net operating loss carryforwards	79,874	0	79,874
Gross deferred tax asset	290,181	305,401	290,181
Valuation allowance	(290,181)	(305,401)	(290,181)
Net deferred tax asset	0	$ 0	0
Domestic | AMCI ACQUISITION CORP. II
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 380,351		$ 380,351